Related Party Transactions (Detail Narrative) (USD $)	0 Months Ended	1 Months Ended	0 Months Ended	1 Months Ended	9 Months Ended	12 Months Ended			93 Months Ended	0 Months Ended	1 Months Ended		12 Months Ended			0 Months Ended		1 Months Ended
	Dec. 30, 2010	Aug. 21, 2007	Jul. 13, 2007	Dec. 31, 2010	Sep. 30, 2014	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2013	Nov. 10, 2011	Nov. 30, 2009	Oct. 31, 2009	Dec. 31, 2008	Dec. 31, 2007	Dec. 31, 2006	Mar. 01, 2006 Site	Nov. 10, 2011	Mar. 31, 2007	Feb. 26, 2013	Dec. 04, 2012	Mar. 28, 2012	Dec. 03, 2007	Mar. 09, 2009	Feb. 28, 2009
Related Party Transaction [Line Items]
Related party license fee								$ 0	$ 1,000,000
Net proceeds from related party notes payable				(200,000)
Loan agreement, one-time fees as a percentage of loan				15.00%
Loan agreement, one-time fees payable in shares of common stock, per-share value				$ 0.50
Loan agreement, warrants issued				500,000
Warrants exercise price			$ 5.00	$ 0.50		$ 2.90	$ 0.00		$ 2.90										$ 0.00	$ 0.00		$ 2.9
Warrant expiration date	Dec. 15, 2013
Expected volatility		118.00%	113.00%	112.60%	234.68%
Risk-free interest rate		4.05%	4.94%	1.10%
Annual dividend yield		0.00%	0.00%	0.00%
Expected life (years)			5 years	3 years
Discount on related party note payable				83,736				0	83,736
Accretion of discount on note payable to related party								73,885	83,736
Promissory note																					300,000
Line of credit facility, current borrowing capacity						11,230	15,230		11,230
Line of credit facility, remaining borrowing capacity						28,770	24,770		28,770
License agreement contract term							30 years
Minimum amount of financing to be received for repayment of principal and interest										100,000							100,000
Chief Executive Officer [Member]
Related Party Transaction [Line Items]
Line of credit, amount outstanding										40,000							40,000
Line of credit, additional amount borrowed										34,000							34,000
Line of credit, additional amount loaned										45,230							45,230
Line of credit, maximum amount borrowed										55,000
Notes, repayment of principal balance and interest										12.00%							12.00%
Receiving qualified investment financing, amount description										$100,000 or more
Accredited Investors [Member]
Related Party Transaction [Line Items]
Convertible debt			500,000
Equity Unit Purchase Agreements [Member]
Related Party Transaction [Line Items]
Loan agreement, one-time fees payable in shares of common stock, per-share value							$ 0.15
Arkenol Inc [Member]
Related Party Transaction [Line Items]
Related party license fee													1,000,000		1,000,000
Technology license agreement royalty payment percentage															4.00%
Technology license agreement one time license fee															40
Technology license agreement one time exclusivity fee prepayment															30,000
Related party transaction, due from (to) related party																							970,000
Promissory note																								570,000
Line of credit facility, periodic payment, interest											500
Line of credit facility amount utilized												175,000
Payments to acquire office furniture and equipment														39,000
Ark Energy Inc [Member]
Related Party Transaction [Line Items]
Asset transfer and acquisition agreement maximum performance bonus																16,000,000
Equity method investment, ownership percentage																50.00%
Number of sites acquired and developed																19
Majority Shareholder [Member]
Related Party Transaction [Line Items]
Promissory note										40,000							40,000	1,500,000
Line of credit facility, frequency of payments																	the Company is to repay any principal balance and interest, at 12% per annum, within 30 days of receiving qualified investment financing of $100,000 or more.	the Company is to repay any principal balance and interest, at 10% per annum, within 30 days of receiving qualified investment financing of $5,000,000 or more.
Line of credit facility installment percentage																		10.00%
Line of credit facility qualified investment financing																		5,000,000
Line of credit facility, periodic payment																		631,000
Line of credit facility, periodic payment, interest																		$ 37,800
Related Party Transactions [Member]
Related Party Transaction [Line Items]
Expected volatility				112.60%
Risk-free interest rate				1.10%
Annual dividend yield				0.00%
Expected life (years)				3 years